Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.25	12.31.24
Tax Advances	103,036,671	275,250
Total	103,036,671	275,250